Leases - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Amortization of right-of-use assets	¥ 643,895	¥ 499,225
Interest of operating lease liabilities	105,990	96,430
Expenses for short-term leases within 12 months and other non-lease component	315,054	81,022
Total lease cost	¥ 1,064,939	¥ 676,677